(2_FIDELITY_LOGOS)FIDELITY

GOVERNMENT SECURITIES
FUND
SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   14    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  18    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Fidelity Government Securities Fund      1.79%    3.69%    40.33%   109.47%

Salomon Brothers Treasury/Agency Index   2.15%    4.33%    40.98%   115.71%

General U.S. Government Funds            1.82%    3.48%    34.22%   92.19%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency Index - a market-capitalization weighted index comprised of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 184 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Fidelity Government Securities Fund      3.69%    7.01%    7.67%

Salomon Brothers Treasury/Agency Index   4.33%    7.11%    7.99%

General U.S. Government Funds Average    3.48%    6.04%    6.72%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
 1987/03/31      10000.00                    10000.00
  1987/04/30       9734.07                     9808.10
  1987/05/31       9685.94                     9761.72
  1987/06/30       9816.42                     9872.73
  1987/07/31       9828.04                     9844.58
  1987/08/31       9770.83                     9803.35
  1987/09/30       9611.19                     9618.59
  1987/10/31       9873.51                     9984.93
  1987/11/30       9939.10                    10032.51
  1987/12/31      10027.14                    10145.90
  1988/01/31      10304.20                    10490.44
  1988/02/29      10431.96                    10602.25
  1988/03/31      10360.10                    10496.39
  1988/04/30      10330.15                    10427.40
  1988/05/31      10268.80                    10378.64
  1988/06/30      10423.51                    10588.38
  1988/07/31      10403.96                    10520.58
  1988/08/31      10415.47                    10537.63
  1988/09/30      10591.86                    10762.03
  1988/10/31      10745.06                    10950.76
  1988/11/30      10647.73                    10831.02
  1988/12/31      10665.02                    10866.31
  1989/01/31      10796.38                    11012.21
  1989/02/28      10738.18                    10927.36
  1989/03/31      10790.39                    10991.99
  1989/04/30      10996.87                    11197.76
  1989/05/31      11195.29                    11482.44
  1989/06/30      11511.34                    11871.38
  1989/07/31      11720.00                    12118.39
  1989/08/31      11557.93                    11913.41
  1989/09/30      11603.39                    11968.12
  1989/10/31      11841.32                    12278.96
  1989/11/30      11949.61                    12394.73
  1989/12/31      12010.77                    12413.37
  1990/01/31      11855.36                    12242.49
  1990/02/28      11901.42                    12252.80
  1990/03/31      11915.92                    12265.09
  1990/04/30      11873.94                    12161.60
  1990/05/31      12120.06                    12488.30
  1990/06/30      12288.50                    12687.34
  1990/07/31      12445.46                    12855.84
  1990/08/31      12380.71                    12669.89
  1990/09/30      12473.34                    12803.50
  1990/10/31      12659.54                    13013.64
  1990/11/30      12939.69                    13292.76
  1990/12/31      13155.79                    13503.29
  1991/01/31      13251.16                    13646.42
  1991/02/28      13355.49                    13704.31
  1991/03/31      13411.38                    13779.24
  1991/04/30      13535.74                    13943.38
  1991/05/31      13604.80                    13992.15
  1991/06/30      13573.04                    13983.03
  1991/07/31      13741.10                    14159.46
  1991/08/31      14094.29                    14474.66
  1991/09/30      14416.27                    14787.88
  1991/10/31      14539.91                    14902.07
  1991/11/30      14675.30                    15057.09
  1991/12/31      15255.55                    15573.71
  1992/01/31      14994.44                    15332.65
  1992/02/29      15024.82                    15394.10
  1992/03/31      14926.52                    15301.32
  1992/04/30      15019.37                    15410.75
  1992/05/31      15328.36                    15678.77
  1992/06/30      15590.01                    15906.75
  1992/07/31      16069.45                    16301.24
  1992/08/31      16207.95                    16468.56
  1992/09/30      16422.67                    16696.14
  1992/10/31      16155.89                    16453.89
  1992/11/30      16167.33                    16423.76
  1992/12/31      16471.54                    16701.29
  1993/01/31      16861.79                    17075.97
  1993/02/28      17275.11                    17409.01
  1993/03/31      17366.80                    17455.79
  1993/04/30      17538.43                    17605.66
  1993/05/31      17468.49                    17579.10
  1993/06/30      17898.64                    17973.59
  1993/07/31      18013.11                    18084.21
  1993/08/31      18514.85                    18486.24
  1993/09/30      18587.87                    18567.92
  1993/10/31      18684.36                    18617.08
  1993/11/30      18419.30                    18412.50
  1993/12/31      18501.10                    18494.57
  1994/01/31      18798.98                    18748.71
  1994/02/28      18241.19                    18358.58
  1994/03/31      17755.15                    17931.17
  1994/04/30      17586.01                    17793.20
  1994/05/31      17570.97                    17776.15
  1994/06/30      17477.93                    17739.67
  1994/07/31      17868.14                    18049.32
  1994/08/31      17857.50                    18054.08
  1994/09/30      17507.80                    17801.13
  1994/10/31      17439.69                    17783.28
  1994/11/30      17424.24                    17744.03
  1994/12/31      17538.01                    17866.15
  1995/01/31      17867.26                    18216.24
  1995/02/28      18284.09                    18598.05
  1995/03/31      18385.59                    18708.67
  1995/04/30      18614.97                    18949.73
  1995/05/31      19357.35                    19726.83
  1995/06/30      19492.93                    19876.30
  1995/07/31      19416.91                    19807.31
  1995/08/31      19640.47                    20033.70
  1995/09/30      19821.41                    20214.50
  1995/10/31      20128.30                    20529.70
  1995/11/30      20434.70                    20861.95
  1995/12/31      20706.71                    21150.98
  1996/01/31      20817.53                    21284.99
  1996/02/29      20371.72                    20860.36
  1996/03/31      20200.94                    20676.79
  1996/04/30      20042.90                    20514.63
  1996/05/31      20010.07                    20509.87
  1996/06/30      20245.29                    20768.38
  1996/07/31      20297.79                    20814.76
  1996/08/31      20238.04                    20771.55
  1996/09/30      20579.36                    21116.88
  1996/10/31      21012.41                    21595.83
  1996/11/30      21356.22                    21955.83
  1996/12/31      21138.45                    21734.20
  1997/01/31      21161.32                    21770.28
  1997/02/28      21175.51                    21783.36
  1997/03/31      20946.79                    21571.25
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Government Securities Fund on March 31, 1987. As the chart shows, by March 31, 1997, the value of the investment would have grown to $20,947 - a 109.47% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,571 - a 115.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

            SIX MONTHS     YEARS ENDED SEPTEMBER 30,
            ENDED MARCH
            31,

            1997           1996                        1995   1994   1993   1992



Dividend return               3.56%    6.55%    6.98%    5.76%     7.06%    8.07%

Capital appreciation return   -1.77%   -2.73%    6.23%   -11.57%    6.12%    5.85%

Total return                  1.79%    3.82%    13.21%   -5.81%    13.18%   13.92%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            5.62(cents)   34.47(cents)   66.21(cents)

Annualized dividend rate       6.94%         7.13%          6.86%

30-day annualized yield        6.03%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.54 over the past one month, $9.69 over the past six months and $9.65 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Curt Hollingsworth became Portfolio Manager of Fidelity Government Securities Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six- and 12-month periods that ended March 31, 1997, the fund had total returns of 1.79% and 3.69%, respectively. For comparison, the general U.S. government funds average returned 1.82% and 3.48% for the same periods, as tracked by Lipper Analytical Services. Additionally, the Salomon Brothers Treasury/Agency Index had total returns of 2.15% and 4.33%.
Q. THERE WAS A PRONOUNCED SHIFT IN THE BOND MARKETS DURING THE PAST SIX MONTHS. CAN YOU DESCRIBE THE SHIFT AND TALK ABOUT SOME OF THE REASONS FOR IT?
A. Sure. The period got off to a good start, characterized by slow, but steady economic growth, low inflation and stable interest rates. Interest rates actually fell in October and November as investors were encouraged by the fact that inflation appeared to be quite low and the Federal Reserve Board made no attempt to nudge short-term interest rates higher. But in December, bond prices - which move in the opposite direction of interest rates - dropped due to fears that stronger-than-expected economic growth could incite a new bout of inflation and potentially force the Fed to raise rates. Throughout most of January and February, bonds remained in a narrow trading range absent convincing evidence about the future direction of the economy, inflation and interest rates. Then in March, the Fed boosted the fed funds target rate - the rate charged on overnight loans between banks - a quarter percentage point to 5.50% in an effort to stave off any future inflation. That move sent bond yields higher and bond prices lower.
Q. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO RISING INTEREST RATES?
A. No, I didn't. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate sensitivity of the market for government securities, as reflected by the fund's index. I believe that it's impossible to predict the direction of interest rates with any great consistency over a long period of time. That's why I don't structure the portfolio based on someone's view about the future direction of rates. Instead, I try to add value by managing the fund's sector weightings and by focusing on individual security selection.
Q. WHAT WAS THE COMPOSITION OF THE FUND DURING THE PAST SIX MONTHS IN TERMS OF SECTORS?
A. U.S. Treasury securities remained the largest sector concentration throughout the period. However, I took advantage of some of the attractive yield spreads - the differences in yields - between agencies and Treasuries. At the end of the period, the fund had an approximate agency position of 24%, with the rest invested in Treasury securities. The index had about a 10% agency weighting. The fund's most significant agency holdings during the period were in the Financing Corporation, an agency which was created in the late 1980s for the purpose of bailing out the savings and loan industry. However, due to the fund's policy of investing so that all interest income is free from state and local taxes, there are a limited number of agencies from which to choose, especially when compared to the greater variety of agency securities in the Salomon Brothers Treasury/Agency Index.
Q. HOW WERE THE FUND'S U.S. TREASURY HOLDINGS DISTRIBUTED?
A. At the end of the period, the fund's longer-term Treasury holdings were more evenly distributed among various maturities than they had been six months ago. Additionally, the fund continued to hold older Treasury securities rather than recently issued ones. The reason for this is that recently issued Treasury securities can have higher prices and lower yields because they are more liquid, meaning they are more easily traded. In general, the fund's Treasury securities are its core holdings and an added amount of liquidity isn't really required.
Q. WHAT'S YOUR OUTLOOK?
A. At present, the market appears to be expecting another quarter-point hike in interest rates from the Fed, and bond prices reflect that expectation. I believe that if the Fed increases interest rates more than a quarter-point, bond prices could go lower. On the other hand, if the Fed doesn't raise rates, I believe the market could rally. But regardless of the direction of interest rates, I'll try to buy bonds whose prices are lower than I believe they should be, and sell bonds that have exceeded their fair value. In addition, I will look for opportunities that may pop up due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
free from state and local
taxes
FUND NUMBER: 054
TRADING SYMBOL: FGOVX
START DATE: April 4, 1979
SIZE: as of March 31, 1997,
more than $963 million
MANAGER: Curt
Hollingsworth, since
February, 1997; manager,
Fidelity Ginnie Mae and
Spartan Ginnie Mae funds,
since February, 1997;
Spartan Short-Intermediate
Government Fund, since
1992; Fidelity
Short-Intermediate
Government Fund, since
1991; Spartan Limited
Maturity Government Fund,
since 1988; joined Fidelity in
1983
(checkmark)

CURT HOLLINGSWORTH ON
MANAGING IN A VOLATILE
ENVIRONMENT:
"While few investors welcome
volatility, it can create
opportunities. As manager of
a government securities
mutual fund, my job is to buy
bonds that I think are cheap
and have the potential to rise
in value, and to sell those
securities that I think have
reached their full value. A
moderate amount of volatility
can make that task easier.
Absent volatility over much of
1996, bonds were priced quite
efficiently. By that I mean that
there were fewer
opportunities to find securities
that I felt were cheap relative
to their fair value.
"While the headlines may
suggest otherwise, I would
not necessarily characterize
the past six months as a very
volatile period for
fixed-income securities. Bond
yields and prices remained in
a relatively narrow range,
even though interest rates
reversed course."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF MARCH 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    6 MONTHS AGO

 Zero coupon bonds    15.7           0.1

 Under 6%             0.0            5.0

 6 - 6.99%            3.0            17.1

 7 - 7.99%            29.8           36.4

 8 - 8.99%            37.8           29.1

 9 - 9.99%            6.1            6.5

10 - 10.99%           4.5            0.1

11% and over          2.4            5.3

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT- TERM INVESTMENTS, IF ANY.
AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    7.9    8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    4.7    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 AS OF SEPTEMBER 30, 1996
Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 37.0
Row: 1, Col: 4, Value: 36.7
U.S. Treasury
obligations 77.9%
U.S. government
agency
obligations 21.7%
Short-term
investments 0.4%
U.S. Treasury
obligations 75.2%
U.S. government
agency
obligations 24.1%
Short-term
investments 0.7%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 21.7
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 36.3
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 75.9%
7 7/8%, 4/15/98  $ 105,000,000 $ 106,820,700
8 7/8%, 11/15/98  99,000,000  102,743,190
8%, 8/15/99  3,690,000  3,807,047
7 3/4%, 12/31/99  49,000,000  50,400,910
8 1/2%, 2/15/00  181,000,000  189,852,710
6 7/8%, 3/31/00  7,315,000  7,365,250
10 3/4%, 5/15/03  36,350,000  43,341,559
12 3/4%, 11/15/10 (callable)  8,000,000  10,906,240
12%, 8/15/13 (callable)  8,400,000  11,548,656
9%, 11/15/18  42,580,000  50,743,438
8 7/8%, 2/15/19  37,000,000  43,619,670
7 1/4%, 2/15/23  98,000,000  96,821,060
U.S. Treasury Bill yield at date of purchase
5.02%, 5/15/97  6,580,000  6,538,151
TOTAL U.S. TREASURY OBLIGATIONS   724,508,581
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.1%
Farm Credit Systems Financial Assistance Corp.
8.80%, 6/10/05  8,210,000  9,019,424
Federal Farm Credit Bank:
 6.65%, 8/8/03  15,000,000  14,685,900
 8.12%, 2/1/05  8,635,000  9,105,867
 7.35%, 3/24/05  1,000,000  1,009,370
Federal Home Loan Bank:
 6.37%, 6/30/03  1,110,000  1,072,016
 9 1/2%, 2/25/04  500,000  564,140
 6 3/4%, 4/5/04  4,095,000  4,014,369
 6.89%, 4/6/04  1,630,000  1,612,934
 7.31%, 6/16/04  16,640,000  16,822,042
 7.36%, 7/1/04  5,490,000  5,578,334
 7.38%, 8/5/04  880,000  893,341
 7.46%, 9/9/04  3,150,000  3,209,063
 7.70%, 9/20/04  800,000  826,000
 8.09%, 12/28/04  1,050,000  1,108,244
 7.59%, 3/10/05  1,895,000  1,947,113
 Stripped principal 0%, 2/25/04  1,800,000  1,109,884
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corp.:
 0%, 4/6/98 $ 2,929,000 $ 2,751,268
 0%, 5/2/98  3,360,000  3,142,104
 0%, 5/11/98  2,707,000  2,528,392
 0%, 6/27/98  5,570,000  5,161,608
 0%, 12/6/98  1,702,000  1,529,945
 0%, 6/6/99  1,000,000  868,200
 0%, 3/26/00  6,270,000  5,140,271
 0%, 4/5/00  14,000,000  11,452,700
 0%, 6/6/00  20,277,000  16,208,857
 0%, 11/2/00  8,046,000  6,322,788
 0%, 5/30/01  1,583,000  1,193,709
 0%, 6/27/01  20,000,000  15,010,600
 0%, 8/3/01  2,000,000  1,489,120
 0%, 8/8/01  2,892,000  2,151,243
 0%, 9/26/01  1,863,000  1,373,292
 0%, 10/6/01  2,130,000  1,565,784
 0%, 11/2/01  10,010,000  7,292,717
 0%, 8/3/02  3,669,000  2,545,332
 0%, 11/2/02  8,343,000  5,680,749
 0%, 3/7/03  1,093,000  723,817
 0%, 4/5/03  11,985,000  7,889,486
 0%, 4/6/03  3,000,000  1,973,670
 0%, 5/2/03  9,632,000  6,305,011
 0%, 5/30/03  2,811,000  1,830,130
 0%, 6/6/03  2,500,000  1,626,400
 0%, 6/27/03  1,000,000  647,920
 0%, 10/6/03  10,100,000  6,411,379
 0%, 4/6/04  3,926,000  2,396,156
 0%, 5/11/04  1,420,000  861,102
 0%, 6/6/04  3,491,000  2,106,644
 0%, 5/2/05  3,365,000  1,894,091
 0%, 6/6/05  2,284,000  1,277,510
 0%, 8/3/05  1,792,000  990,118
 0%, 12/27/05  11,515,000  6,177,107
 0%, 3/26/06  3,972,000  2,086,333
 0%, 4/6/06  3,780,000  1,979,813
 0%, 5/11/06  6,100,000  3,174,013
 0%, 8/8/06  2,385,000  1,218,067
 0%, 10/5/06  2,274,000  1,148,165
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corp.: - continued
 0%, 12/6/06 $ 4,500,000 $ 2,244,600
 9.40%, 2/8/18  6,000,000  7,209,360
Student Loan Marketing Association:
 7.93%, 10/15/01  600,000  622,596
 8.14%, 5/17/04  1,500,000  1,580,385
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   230,360,593
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $972,239,347)  $ 954,869,174
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $972,240,985. Net unrealized depreciation aggregated $17,371,811, of which $3,063,993 related to appreciated investment securities and $20,435,804 related to depreciated investment securities. At September 30, 1996, the fund had a capital loss carryforward of approximately $25,851,000 of which $17,606,000 and $8,245,000 will expire on September 30, 2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1997 approximately $4,627,000 of losses recognized during the period November 1, 1995 to September 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $972,239,347) -                  $ 954,869,174
See accompanying schedule

Cash                                                                       64,814

Interest receivable                                                        15,941,590

 TOTAL ASSETS                                                              970,875,578

LIABILITIES

Payable for investments purchased                           $ 3,845,180

Payable for fund shares redeemed                             2,628,016

Distributions payable                                        688,054

Accrued management fee                                       358,042

Other payables and accrued expenses                          246,995

 TOTAL LIABILITIES                                                         7,766,287

NET ASSETS                                                                $ 963,109,291

Net Assets consist of:

Paid in capital                                                           $ 1,007,204,887

Undistributed net investment income                                        329,204

Accumulated undistributed net realized gain (loss)                         (27,054,627)
on investments

Net unrealized appreciation (depreciation) on                              (17,370,173)
investments

NET ASSETS, for 101,902,456 shares outstanding                            $ 963,109,291

NET ASSET VALUE, offering price and redemption price per                   $9.45
share ($963,109,291 (divided by) 101,902,456 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 34,402,565
Interest

EXPENSES

Management fee                                             $ 2,139,278

Transfer agent fees                                         1,181,937

Accounting fees and expenses                                152,846

Non-interested trustees' compensation                       3,620

Custodian fees and expenses                                 12,933

Registration fees                                           45,097

Audit                                                       21,414

Legal                                                       2,035

Miscellaneous                                               5,214

 Total expenses before reductions                           3,564,374

 Expense reductions                                         (62,249)      3,502,125

NET INVESTMENT INCOME                                                     30,900,440

REALIZED AND UNREALIZED GAIN (LOSS)                                       4,784,720
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   (18,555,341)
investment securities

NET GAIN (LOSS)                                                           (13,770,621)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 17,129,819
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED MARCH 31,    SEPTEMBER 30,
                                                            1997               1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 30,900,440       $ 62,555,168
Net investment income

 Net realized gain (loss)                                    4,784,720          277,578

 Change in net unrealized appreciation (depreciation)        (18,555,341)       (29,241,086)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             17,129,819         33,591,660
FROM OPERATIONS

Distributions to shareholders from net investment income     (34,441,917)       (62,671,073)

Share transactions                                           197,665,801        453,470,632
Net proceeds from sales of shares

 Reinvestment of distributions                               29,528,105         52,723,408

 Cost of shares redeemed                                     (195,629,759)      (424,875,515)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             31,564,147         81,318,525
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    14,252,049         52,239,112

NET ASSETS

 Beginning of period                                         948,857,242        896,618,130

 End of period (including undistributed net investment      $ 963,109,291      $ 948,857,242
income of $329,204 and $3,870,681, respectively)

OTHER INFORMATION
Shares

 Sold                                                        20,374,963         46,023,115

 Issued in reinvestment of distributions                     3,053,546          5,384,569

 Redeemed                                                    (20,208,486)       (43,363,549)

 Net increase (decrease)                                     3,220,023          8,044,135




      SIX MONTHS   YEARS ENDED SEPTEMBER 30,                     NINE MONTHS     YEAR ENDED
      ENDED                                                      ENDED           DECEMBER
      MARCH 31,                                                  SEPTEMBER 30,   31,
      1997



SELECTED PER-SHARE DATA   (UNAUDITED)   1996   1995   1994 D   1993   1992   1991




Net asset value, beginning of period             $ 9.620     $ 9.890     $ 9.330     $ 10.870    $ 10.500    $ 10.300    $ 9.640


Income from Investment Operations                 .310 F      .670        .625        .626        .672        .556        .801

Net investment income


 Net realized and unrealized gain (loss)          (.135)      (.299)      .564        (1.225)     .627        .198        .660


 Total from investment operations                 .175        .371        1.189       (.599)      1.299       .754        1.461


Less Distributions                                (.345)      (.641)      (.609)      (.631)      (.679)      (.554)      (.801)

From net investment income


 From net realized gain                           -           -           -           (.310)      (.250)      -           -


 In excess of net realized gain                   -           -           (.020)      -           -           -           -


 Total distributions                              (.345)      (.641)      (.629)      (.941)      (.929)      (.554)      (.801)


Net asset value, end of period                   $ 9.450     $ 9.620     $ 9.890     $ 9.330     $ 10.870    $ 10.500    $ 10.300


TOTAL RETURN B, C                                 1.79%       3.82%       13.21%      (5.81)%     13.18%      7.65%       15.96%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)          $ 963,109   $ 948,857   $ 896,618   $ 613,625   $ 728,820   $ 581,584   $ 521,605


Ratio of expenses to average net assets           .74% A      .72%        .71%        .69%        .69%        .70% A      .70%


Ratio of expenses to average net assets           .73% A,     .71%        .71%        .69%        .69%        .70% A      .70%

after expense reductions                          E          E


Ratio of net investment income to average net     6.41% A     6.52%       6.36%       6.26%       6.40%       7.31% A     8.23%

assets


Portfolio turnover rate                           176% A      124%        391%        402%        323%        219% A      257%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Government Securities Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $862,244,351 and $835,561,975, respectively.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $12,933 and $49,316, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE